Restatement of Previously Issued Audit and Unaudited Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Audit And Unaudited Financial Statements [Abstract]
Restatement of Previously Issued Audit and Unaudited Financial Statements

Note 15: Restatement of Previously Issued Audit and Unaudited Financial Statements

As discussed in Note 2, the Company has restated previously issued financial statements regarding the accounting and reporting for warrants.

The errors that caused the Company to conclude that its financial statements should be restated are the result of a misapplication of the guidance on accounting for certain of its issued warrants, which came to light when the staff of the SEC issued a public Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) dated April 12, 2021 (the “SEC Statement”). The SEC Statement addresses certain accounting and reporting considerations related to warrants of a kind similar to those issued by the Company at the time of its business combination with GPAQ on July 1, 2020. Based on ASC 815-40, Contracts in Entity’s Own Equity, warrant instruments that do not meet the criteria to be considered indexed to an entity’s own stock shall be initially classified as liabilities at their estimated fair values. In periods subsequent to issuance, changes in the estimated fair value of the derivative instruments should be reported in the statement of operations.

The following presents a reconciliation of the balance sheets, statements of operations, changes in stockholders’ equity and cash flows from the prior periods as previously reported to the restated amounts as of and for the year ended December 31, 2020, as well as the unaudited condensed financial statements for the three and nine month periods ended September 30, 2020.

Additionally, the Company has restated the table of warrants within Note 5 to reflect that each of the Series A Warrants issued in connection with the Business Combination are exercisable for 1.421333 shares of common stock.

Consolidated Balance Sheet as of December 31, 2020

	As Filed	Restatement Adjustments	Restated
Warrant liability	$-	$19,112,000	$19,112,000
Total liabilities	126,650,582	19,112,000	145,762,582

Additional paid-in capital	217,027,804	(44,915,116)	172,112,688
Accumulated deficit	(32,643,987)	25,803,116	(6,840,871)
Total equity attributable to HOFRE	184,390,227	(19,112,000)	165,278,227
Total equity	184,193,721	(19,112,000)	165,081,721

Consolidated Statement of Operations for the Year Ended December 31, 2020

	As Filed	Restatement Adjustments	Restated
Property operating expenses	$25,701,821	$930,000	$26,631,821
Total operating expenses	38,878,610	930,000	39,808,610
Loss from operations	(31,779,456)	930,000	(32,709,456)
Change in fair value of warrant liability	-	26,733,116	26,733,116
Total other expense	(39,708,832)	26,733,116	(12,975,716)
Net loss before income taxes	(71,488,288)	25,803,116	(45,685,172)
Net loss	(71,488,288)	25,803,116	(45,685,172)
Net loss attributable to HOFRE stockholders	(71,291,782)	25,803,116	(45,488,666)
Net loss per share – basic and diluted	$(2.68)	$0.97	$(1.71)

Consolidated Statement of Changes in Stockholders’ Equity for the Year Ended December 31, 2020

	As Filed	Restatement Adjustments	Restated
Business combination with GPAQ on July 1, 2020	$30,534,781	$(30,040,000)	$494,781
Warrants issued in connection with IRG debt settlement	5,196,116	(5,196,116)	-
November 18, 2020 capital raise, net of offering costs	22,945,410	(8,467,000)	14,478,410
December 4, 2020 capital raise, net of offering costs	3,283,089	(1,212,000)	2,071,089
Net loss	(71,488,288)	25,803,116	(45,685,172)

Consolidated Statement of Cash Flows for the Year Ended December 31, 2020

	As Filed	Restatement Adjustments	Restated
Net loss	$(71,488,288)	$25,803,116	$(45,685,172)
Change in fair value of warrant liability	-	(26,733,116)	(26,733,116)
Accounts payable and accrued expenses	28,334,412	930,000	29,264,412

Condensed Consolidated Balance Sheet as of September 30, 2020 (unaudited)

	As Filed	Restatement Adjustments	Restated
Warrant liability	$-	$4,530,000	$4,530,000
Total liabilities	130,780,485	4,530,000	135,310,485

Additional paid-in capital	168,134,414	(30,040,000)	138,094,414
(Accumulated deficit) retained earnings	(18,089,195)	25,510,000	7,420,805
Total equity attributable to HOFRE	150,048,494	(4,530,000)	145,518,494
Total equity	150,012,494	(4,530,000)	145,482,494

Condensed Consolidated Statement of Operations for the Three Months Ended September 30, 2020 (unaudited)

	As Filed	Restatement Adjustments	Restated
Change in fair value of warrant liability	$-	$25,510,000	$25,510,000
Total other (expense) income	(23,674,129)	25,510,000	1,835,871
Net loss before income taxes	(33,936,903)	25,510,000	(8,426,903)
Net loss	(33,936,903)	25,510,000	(8,426,903)
Net loss attributable to HOFRE stockholders	(33,900,903)	25,510,000	(8,390,903)
Net loss per share – basic and diluted	$(1.04)	$0.78	$(0.26)

Condensed Consolidated Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)

	As Filed	Restatement Adjustments	Restated
Change in fair value of warrant liability	$-	$25,510,000	$25,510,000
Total other expense	(34,561,670)	25,510,000	(9,051,670)
Net loss before income taxes	(56,772,990)	25,510,000	(31,262,990)
Net loss	(56,772,990)	25,510,000	(31,262,990)
Net loss attributable to HOFRE stockholders	(56,736,990)	25,510,000	(31,226,990)
Net loss per share – basic and diluted	$(3.90)	$1.75	$(2.15)

Condensed Consolidated Statement of Changes in Stockholders’ Equity for the Nine Months Ended September 30, 2020 (unaudited)

	As Filed	Restatement Adjustments	Restated
Business combination with GPAQ on July 1, 2020	$30,534,781	$(30,040,000)	$494,781
Net loss – three months ended September 30, 2020	(33,936,903)	25,510,000	(8,426,903)

Condensed Consolidated Statement of Cash Flows for the Nine Months Ended September 30, 2020 (unaudited)

	As Filed	Restatement Adjustments	Restated
Net loss	$(56,772,990)	$25,510,000	$(31,262,990)
Change in fair value of warrant liability	-	(25,510,000)	(25,510,000)